Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation.
The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and Article 10 of Regulation S-X of the United States Securities and Exchange Commission. Accordingly, they do not contain all information and footnotes required by GAAP for annual financial statements. The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of June 30, 2016 and the results of operations and cash flows for the periods presented. The results of operations for the three and six months ended June 30, 2016 are not necessarily indicative of the operating results for the full fiscal year or for any future period.

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s Audited Financial Statements for the year ended December 31, 2015, included elsewhere in this Registration Statement. The Company’s accounting policies are described in the Notes included elsewhere in this Registration Statement for the year ended December 31, 2015, and updated, as necessary, in these Interim Financial Statements.

Basis of Presentation.
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the amounts of revenues and expenses. Actual results could differ from those estimates. Key estimates include fair value of certain financial instruments, carrying value of intangible assets, reserves for accounts receivable and accruals for liabilities.

Use of Estimates.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the amounts of revenues and expenses. Actual results could differ from those estimates. Key estimates include fair value of certain financial instruments, carrying value of intangible assets, reserves for accounts receivable and accruals for liabilities.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk
.
 Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. At times, our cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2016, the Company had cash and cash equivalent balances of approximately $9,700,000 in excess of the federally insured limit of $250,000.

Concentration of Credit Risk.
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2015, the Company had cash and cash equivalent balances of approximately $14,596,000 in excess of the federally insured limit of $250,000.

Receivables, Policy [Policy Text Block]
Accounts Receivable
. Accounts receivable are stated at cost less an allowance for doubtful accounts which reflects the Company’s estimate of balances that will not be collected. The allowance is based on the history of past write-offs, the aging of balances, collections experience and current credit conditions. Additions include provisions for doubtful accounts and deductions include customer write-offs. Changes in the allowance for doubtful accounts were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	201 6	201 5	201 6	201 5
Beginning of period	$81,949	$71,343	$92,863	$59,273
Additions	-	70,000	-	100,000
Deductions	(21,771)	(23,595)	(32,685)	(41,525)
End of period	$60,178	$117,748	$60,178	$117,748

Accounts Receivable
. Accounts receivable are stated at cost less an allowance for doubtful accounts which reflects the Company’s estimate of balances that will not be collected. The allowance is based on the history of past write-offs, the aging of balances, collections experience and current credit conditions. Additions include provisions for doubtful accounts and deductions include customer write-offs. Changes in the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	201 5	201 4	2013
Beginning	$59,273	$81,009	$190,109
Additions	132,000	322,000	85,000
Deductions	(98,410)	(343,736)	(194,100)
Ending	$92,863	$59,273	$81,009

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment.
Property and equipment are stated at cost and include equipment, installation costs and materials. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of the useful lives or the term of the respective lease. Network, base station, shared wireless infrastructure and customer premise equipment are depreciated over estimated useful lives of 5 years; furniture, fixtures and other from 3 to 5 years and information technology from 3 to 5 years.

Expenditures for maintenance and repairs which do not extend the useful life of the assets are charged to expense as incurred. Gains or losses on disposals of property and equipment are reflected in general and administrative expenses in the Company’s consolidated statements of operations.

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
FCC Licenses.
Federal Communications Commission (“FCC”) licenses are initially recorded at cost and are considered to be intangible assets with an indefinite life because the Company is able to maintain the license indefinitely as long as it complies with certain FCC requirements. The Company intends to and has demonstrated an ability to maintain compliance with such requirements. The Financial Accounting Standards Board’s (“FASB”) guidance on goodwill and other intangible assets states that an asset with an indefinite useful life is not amortized. However, as further described in the next paragraph, these assets are reviewed annually for impairment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets
. Long-lived assets with definitive lives consist primarily of property and equipment, and certain intangible assets. Long-lived assets are evaluated periodically for impairment, or whenever events or circumstances indicate their carrying value may not be recoverable. Conditions that would result in an impairment charge include a significant decline in the fair value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. When such events or circumstances arise, an estimate of the future undiscounted cash flows produced by the asset, or the appropriate grouping of assets, is compared to the asset’s carrying value to determine if impairment exists. If the asset is determined to be impaired, the impairment loss is measured based on the excess of its carrying value over its fair value. Assets to be disposed of are reported at the lower of their carrying value or net realizable value.

The FASB’s guidance on asset retirement obligations addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated costs. This guidance requires the recognition of an asset retirement obligation and an associated asset retirement cost when there is a legal obligation associated with the retirement of tangible long-lived assets. The Company’s network equipment is installed on both buildings in which the Company has a lease agreement (“Company Locations”) and at customer locations. In both instances, the installation and removal of the Company’s equipment is not complicated and does not require structural changes to the building where the equipment is installed. Costs associated with the removal of the Company’s equipment at company or customer locations are not material, and accordingly, the Company has determined that it does not presently have asset retirement obligations under the FASB’s accounting guidance.

Business Combinations Policy [Policy Text Block]
Business Acquisitions
. Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the fair value of the consideration transferred on the acquisition date. When the Company acquires a business, it assesses the acquired assets and liabilities assumed for the appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date. The excess of the total consideration transferred over the net identifiable assets acquired and liabilities assumed is recognized as goodwill. If this consideration is lower than the fair value of the identifiable net assets acquired, the difference is recognized as a gain on business acquisition. Acquisition costs are expensed and included in general and administrative expenses in the Company’s consolidated statements of operations.

The highest level of judgment and estimation involved in accounting for business acquisitions relates to determining the fair value of the customer relationships and network assets acquired. In each of the five acquisitions completed over the past four years, the highest asset value has been allocated to the customer relationships acquired. Determining the fair value of customer relationships involves judgments and estimates regarding how long the customers will continue to contract services with the Company. During the course of completing five acquisitions, the Company has developed a database of historical experience from prior acquisitions to assist in preparing future estimates of cash flows. Similarly, the Company has used its historical experience in building networks to prepare estimates regarding the fair value of the network assets that it acquires.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill.
Goodwill represents the excess of the purchase price over the estimated fair value of identifiable net assets acquired in an acquisition. Goodwill is not amortized but rather is reviewed annually for impairment, or whenever events or circumstances indicate that the carrying value may not be recoverable. The Company initially performs a qualitative assessment of goodwill which considers macro-economic conditions, industry and market trends, and the current and projected financial performance of the reporting unit. No further analysis is required if it is determined that there is a less than 50 percent likelihood that the carrying value is greater than the fair value. The Company completed a qualitative and quantitative assessment and determined that there was no impairment of goodwill as of December 31, 2015 and 2014, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments.
The Company has categorized its financial assets and liabilities measured at fair value into a three-level hierarchy in accordance with the FASB’s guidance. Fair value is defined as an exit price, the amount that would be received upon the sale of an asset or paid upon the transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability.

Income Tax, Policy [Policy Text Block]
Income Taxes.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not to be sustained upon examination.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition.
The Company normally enters into contractual agreements with its customers for periods ranging between one to three years. The Company recognizes the total revenue provided under a contract ratably over the contract period, including any periods under which the Company has agreed to provide services at no cost. The Company applies the revenue recognition principles set forth under the United States Securities and Exchange Commission Staff Accounting Bulletin 104, (“SAB 104”) which provides for revenue to be recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery or installation has been completed, (iii) the customer accepts and verifies receipt, and (iv) collectability is reasonably assured.

Revenue Recognition.
The Company normally enters into contractual agreements with its customers for periods ranging between one to three years. The Company recognizes the total revenue provided under a contract ratably over the contract period, including any periods under which the Company has agreed to provide services at no cost. The Company applies the revenue recognition principles set forth under the United States Securities and Exchange Commission Staff Accounting Bulletin 104, (“SAB 104”) which provides for revenue to be recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery or installation has been completed, (iii) the customer accepts and verifies receipt, and (iv) collectability is reasonably assured.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Deferred Revenues.
Customers are billed monthly in advance. Deferred revenues are recognized for that portion of monthly charges not yet earned as of the end of the reporting period. Deferred revenues are also recognized for certain customers who pay for their services in advance.

Deferred Revenues.
Customers are billed monthly in advance. Deferred revenues are recognized for that portion of monthly charges not yet earned as of the end of the reporting period. Deferred revenues are also recognized for certain customers who pay for their services in advance.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs.
The Company charges advertising costs to expense as incurred. Advertising costs for the years ended December 31, 2015, 2014 and 2013 were approximately $1,058,000, $1,133,000 and $1,100,000, respectively, and are included in sales and marketing expenses in the Company’s consolidated statements of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Intrinsic Value of Stock Options and Warrants
. The Company calculates the intrinsic value of stock options and warrants as the difference between the closing price of the Company’s common stock at the end of the reporting period and the exercise price of the stock options and warrants.

Stock-Based Compensation.
The Company accounts for stock-based awards issued to employees in accordance with FASB guidance. Such awards primarily consist of options to purchase shares of common stock. The fair value of stock-based awards is determined on the grant date using a valuation model. The fair value is recognized as compensation expense, net of estimated forfeitures, on a straight line basis over the service period which is normally the vesting period.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Loss Per Share.
Basic and diluted net loss per share has been calculated by dividing net loss by the weighted average number of common shares outstanding during the period. All potentially dilutive common shares have been excluded since their inclusion would be anti-dilutive.

The following common stock equivalents were excluded from the computation of diluted net loss per common share because they were anti-dilutive. The exercise of these common stock equivalents would dilute earnings per shares if the Company becomes profitable in the future.

	Years Ended December 31,
	2015	2014	2013
Stock options	217,002	199,885	202,751
Warrants	142,500	142,500	22,500
Total	359,502	342,385	225,251

Reclassification, Policy [Policy Text Block]
Reclassifications.
 Certain accounts in the prior year’s condensed consolidated financial statements have been reclassified for comparative purposes to conform to the presentation in the current year’s condensed consolidated financial statements. These reclassifications have no effect on the previously reported net loss.

Reclassifications.
 Certain accounts in the prior years’ consolidated financial statements have been reclassified for comparative purposes to conform to the presentation in the current year’s consolidated financial statements. These reclassifications have no effect on the previously reported net loss.

Segment Reporting, Policy [Policy Text Block]
Segments
. The Company determined that the Shared Wireless Infrastructure and Fixed Wireless businesses represented separate business segments. In addition, the Company established a Corporate Group so that centralized operating and administrative activities which supported both businesses could be reported separately. During the fourth quarter of 2015, the Company determined to exit the Shared Wireless Infrastructure business. As a result, its operating results for all periods presented are being reported as discontinued operations in these financial statements. The operating results of the Fixed Wireless business are being reported as continuing operations.

Segments
. The Company determined that the Shared Wireless Infrastructure and Fixed Wireless businesses represented separate business segments. In addition, the Company established a Corporate Group so that centralized operating and administrative activities which supported both businesses could be reported separately. During the fourth quarter of 2015, the Company determined to exit the Shared Wireless Infrastructure business. As a result, its operating results for all periods presented are being reported as discontinued operations in these financial statements. The operating results of the Fixed Wireless business are being reported as continuing operations. Costs associated with the Corporate Group are included in continuing operations.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09,
Revenue from Contracts with Customers
(“ASU 2014-09”), which requires an entity to recognize revenue at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The new standard is effective in the annual period ending December 31, 2017, including interim periods within that annual period. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is currently evaluating the impact of its pending adoption of this standard on its condensed consolidated financial statements and related disclosures.

In March 2016, the Financial Accounting Standards B issued ASU No. 2016-09, “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” The new standard involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The new standard will be effective for the Company on January 1, 2017. The Company is currently evaluating the impact of its pending adoption of this standard on its condensed consolidated financial statements and related disclosures

In April 2016, the FASB issued ASU No. 2016-10 (“ASU 2016-10”), “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing.” ASU 2016-10 will affect all entities that enter into contracts with customers to transfer goods or services (that are an output of the entity’s ordinary activities) in exchange for consideration.  The amendments in this update affect the guidance in ASU 2014-09 which is not yet effective, the amendments in this update clarify the following two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. The effective date and transition requirements for the amendments in this update are the same as the effective date and transition requirements for ASU 2014-09. The Company is currently evaluating the effect that ASU 2016-10 will have on the Company’s consolidated financial position and results of operations.

In May 2016, the FASB issued ASU No. 2016-12 (“ASU 2016-12”), “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” ASU 2016-12 will affect all entities that enter into contracts with customers to transfer goods or services (that are an output of the entity’s ordinary activities) in exchange for consideration.  The amendments in this update affect the guidance in ASU 2014-09 which is not yet effective, the amendments in this update affect narrow aspects of Topic 606 including among others: assessing collectability criterion, noncash consideration, and presentation of sales taxes and other similar taxes collected from customers. The effective date and transition requirements for the amendments in this update are the same as the effective date and transition requirements for ASU 2014-09. The Company is currently evaluating the effect that ASU 2016-12 will have on the Company’s consolidated financial position and results of operations.

Recent Accounting Pronouncements.
In April 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-08 (“ASU 2014-08”), “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. The new standard was effective for the Company on January 1, 2015. During the fourth quarter of 2015, the Company determined to exit the shared wireless infrastructure business.  The Company concluded that this represented a strategic shift in operations, and accordingly, has presented the operating results and cash flows for this business as a discontinued operation in these consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers,” which requires an entity to recognize revenue representing the transfer of promised goods or services to customers in an amount that reflects the consideration which the company expects to receive in exchange for those goods or services. ASU 2014-09 is intended to establish principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts with customers. ASU 2014-09 will replace most existing revenue recognition guidance in Generally Accepted Accounting Principles (“GAAP”) when it becomes effective. The new standard is effective for the Company on January 1, 2018. Early application is only permitted as of January 1, 2017. The Company is currently evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures.

In June 2014, the FASB issued ASU No. 2014-12 (“ASU 2014-12”), “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period,” which requires a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. ASU 2014-12 states that the performance target should not be reflected in estimating the grant date fair value of the award. ASU 2014-12 clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the periods for which the requisite service has already been rendered.
The new standard is effective for the Company on January 1, 2016. The Company does not expect adoption of ASU 2014-12 to have a significant impact on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014–15 (“ASU 2014-15”), “Presentation of Financial Statements – Going Concern.”  ASU 2014-15 provides GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. The new standard is effective for the Company on January 1, 2017. The Company does not expect the adoption of ASU 2014–15 to have a significant impact on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03 (“ASU 2015-03”), “Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs.” ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts, instead of being presented as an asset. ASU 2015-03 is effective for the Company on January 1, 2016. Once adopted, entities are required to apply the new guidance retrospectively to all prior periods presented. The retrospective application represents a change in accounting principle. Early adoption is permitted for financial statements that have not been previously issued. The Company is currently evaluating the effect that ASU 2015-03 will have on its consolidated financial statements and related disclosures.

In May 2015, the FASB issued ASU No. 2015-07 (“2015-07”), “Fair Value Measurement.” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. ASU 2015-07 is effective for the Company on January 1, 2016. Early adoption is permitted. The Company does not expect the adoption of ASU 2015–07 to have a significant impact on its consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16 (“ASU 2015-16”), “Business Combinations (Topic 805), Simplifying the Accounting for Measurement-Period Adjustments”. The update requires that the acquirer in a business combination recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined (not retrospectively as with prior guidance). Additionally, the acquirer must record in the same period’s financial statements the effect on earnings of changes in depreciation, amortization or other income effects as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the time of acquisition. The acquiring entity is required to disclose, on the face of the financial statements or in the footnotes to the financial statements, the portion of the amount recorded in current period earnings, by financial statement line item, that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for the Company on January 1, 2016. The adoption of this standard is not expected to have a material impact on its consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16 (“ASU 2015-16”), “Business Combinations (Topic 805), Simplifying the Accounting for Measurement-Period Adjustments”. The update requires that the acquirer in a business combination recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined (not retrospectively as with prior guidance). Additionally, the acquirer must record in the same period’s financial statements the effect on earnings of changes in depreciation, amortization or other income effects as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the time of acquisition. The acquiring entity is required to disclose, on the face of the financial statements or in the footnotes to the financial statements, the portion of the amount recorded in current period earnings, by financial statement line item, that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for the Company on January 1, 2016. The adoption of this standard is not expected to have a material impact on its consolidated financial statements.

In November 2015, the FASB has issued an update to ASU No. 2015-17 (“ASU 2015-17”) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.” The update requires a company to classify all deferred tax assets and liabilities as noncurrent. The update of ASU 2015-17 is effective for the Company on January 1, 2018. The Company does not expect the adoption of the update of ASU 2015–17 to have a significant impact on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), “Financial Instruments – Overall (Subtopic 825-10)”. ASU 2016-01 updates certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The new guidance is effective for us on January 1, 2018. The Company does not expect the adoption of ASU 2016–01 to have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 (“ASU 2016-02), “Leases (Topic 842).” ASU 2016-02 requires a lessee to recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. ASU 2016-02 is effective for the Company on January 1, 2019. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-02 will have on its consolidated financial statements.

Stockholders' Equity, Policy [Policy Text Block]
Retroactive Adjustment For Reverse Stock Split
- On July 7, 2016, the Company effected a one-for-twenty reverse stock split of its Common Stock. Consequently, all earnings per share and other share related amounts and disclosures have been retroactively adjusted for that action.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events . Subsequent events have been evaluated through the date of this filing.